UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6290

Legg Mason Partners World Funds, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: July 31, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS WORLD FUNDS, INC.

LEGG MASON PARTNERS INTERNATIONAL ALL CAP GROWTH FUND

FORM N-Q

JULY 31, 2006

LEGG MASON PARTNERS INTERNATIONAL ALL CAP GROWTH FUND

Schedule of Investments (unaudited)	July 31, 2006

SHARES	SECURITY	VALUE
COMMON STOCKS - 99.9%
Australia - 1.6%
70,825	Macquarie Bank Ltd.	$3,356,797

Denmark - 1.4%
46,000	Novo Nordisk A/S, Class B Shares	2,832,658

Finland - 2.9%
306,500	Nokia Oyj	6,075,357

France - 7.5%
300,000	Altran Technologies SA*	3,557,188
1,532	Arkema*	59,326
42,912	Essilor International SA	4,288,549
25,652	Groupe Danone	3,388,687
61,304	Total SA	4,166,566

	Total France	15,460,316

Germany - 5.8%
33,717	BASF AG	2,711,617
60,000	IKB Deutsche Industriebank AG	2,257,608
15,000	SAP AG	2,742,940
91,955	Stada Arzneimittel AG	4,185,300

	Total Germany	11,897,465

Greece - 1.5%
40,460	EFG Eurobank Ergasias	1,141,269
76,628	Piraeus Bank SA	1,916,962

	Total Greece	3,058,231

Hong Kong - 0.8%
177,000	Hutchison Whampoa Ltd.	1,613,812

Ireland - 6.5%
122,606	Bank of Ireland	2,159,537
5	CRH PLC	161
739,562	Grafton Group PLC*	9,411,083
78,965	Irish Continental Group PLC	1,085,476
195,262	United Drug PLC	854,834

	Total Ireland	13,511,091

Italy - 1.7%
153,258	Saipem SpA	3,528,820

Japan - 25.9%
63,000	Aisin Seiki Co., Ltd.	1,832,867
82,500	Canon Inc.	3,971,475
60,500	Daikin Industries Ltd.	1,955,705
55,000	Fanuc Ltd.	4,593,745
138,600	Honda Motor Co., Ltd.	4,577,215
86,000	Hoya Corp.	3,012,930
500	Mitsubishi UFJ Financial Group Inc.	7,076,708
25,800	Nidec Corp.	1,834,807
595	NTT Data Corp.	2,708,326
19,700	Orix Corp.	5,171,981
2,900	Rakuten Inc.	1,380,832
250,000	Sharp Corp.	4,230,736
77,000	Shin-Etsu Chemical Co., Ltd.	4,466,888
107,300	Terumo Corp.	3,881,024
79,000	Trend Micro Inc.	2,595,142

	Total Japan	53,290,381

Mexico - 2.6%
1,716,400	Wal-Mart de Mexico SA de CV	5,314,370

See Notes to Schedule of Investments.

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LEGG MASON PARTNERS INTERNATIONAL ALL CAP GROWTH FUND

Schedule of Investments (unaudited) (continued)	July 31, 2006

SHARES	SECURITY	VALUE
Netherlands - 2.7%
91,955	ING Groep NV, CVA	$3,729,916
53,472	Royal Dutch Shell PLC, Class A Shares	1,888,450

	Total Netherlands	5,618,366

Norway - 1.4%
166,100	Acergy SA*	2,830,469

Spain - 2.7%
274,025	Indra Sistemas SA	5,491,105

Sweden - 2.4%
110,000	Assa Abloy AB	1,806,202
128,600	Atlas Copco AB, Class A Shares	3,198,606

	Total Sweden	5,004,808

Switzerland - 13.7%
119,641	Mettler-Toledo International Inc.*	7,361,511
9,502	Nestle SA	3,111,646
66,821	Novartis AG	3,793,071
48,000	Roche Holding AG	8,536,625
98,086	UBS AG	5,332,839

	Total Switzerland	28,135,692

United Kingdom - 17.3%
472,035	BP PLC	5,688,274
643,684	Capita Group PLC	6,286,564
570,000	Cobham PLC	1,770,448
81,955	Rio Tinto PLC	4,233,671
1,234,303	Serco Group PLC	7,598,428
214,561	Smith & Nephew PLC	1,847,984
350,768	Tesco PLC	2,355,946
459,774	Tomkins PLC	2,422,368
1,610,820	Vodafone Group PLC	3,498,538

	Total United Kingdom	35,702,221

United States - 1.5%
153,674	News Corp., Class B Shares	3,091,921

	TOTAL COMMON STOCKS (Cost - $110,396,635)	205,813,880

PREFERRED STOCK - 0.3%
United Kingdom - 0.3%
1,840,938	Vodafone Airtouch PLC (a)* (Cost - $515,914)	515,914

	TOTAL INVESTMENTS - 100.2% (Cost - $110,912,549#)	206,329,794
	Liabilities in Excess of Other Assets - (0.2)%	(410,249)

	TOTAL NET ASSETS - 100.0%	$205,919,545

*	Non-income producing security.

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

CVA — Certificaaten van aandelen (Share Certificates)

Summary of Investments by Sector* (unaudited)
Industrials	20.2%
Information Technology	19.3
Financials	15.6
Health Care	14.7
Energy	8.8
Consumer Discretionary	7.3
Consumer Staples	6.9
Materials	5.5
Telecommunication Services	1.7

100.0%

*	As a percentage of total investments. Please note that Fund holdings are as of July 31, 2006 and are subject to change.

See Notes to Schedule of Investments.

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Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners International All Cap Growth Fund (formerly known as International All Cap Growth Portfolio) (the “Fund”), is a separate diversified investment fund of Legg Mason Partners World Funds, Inc. (formerly known as Simth Barney World Funds, Inc.) (the “Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates market value.

(b) Foreign Risk. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$98,397,525
Gross unrealized depreciation	(2,980,280)

Net unrealized appreciation	$95,417,245

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners World Funds, Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: September 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: September 28, 2006

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date: September 28, 2006